Cash flow from operations	12 Months Ended
Jun. 30, 2020
Cash flow from operations
Cash flow from operations

33Cash flow from operations

for the year ended 30 June Note	Note	2020 Rm	2019 Rm	2018 Rm
(Loss)/earnings before interest and tax (EBIT)		(111 030)	9 697	17 747
Adjusted for
share of losses/(profits) of equity accounted investments	24	347	(1 074)	(1 443)
equity-settled share-based payment	39	1 946	1 659	3 776
depreciation and amortisation		22 575	17 968	16 425
effect of remeasurement items	10	110 834	18 645	9 901
movement in long-term provisions		(2 208)	430	(596)
income statement charge	35	(734)	(1 099)	(729)
utilisation	35	39	(3)	25
movement in short-term provisions movement in		733	635	(561)
post-retirement benefits translation effects		6 098	(199)	(121)
write-down of inventories to net realisable value		384	371	234
movement in financial assets and liabilities movement		3 990	864	2 415
in other receivables and payables other non-cash		3 057	601	(244)
movements		515	493	(191)
		36 546	48 988	46 638